Stockholders Deficit and Redeemable Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Stockholders' Equity (Deficit) and Redeemable Convertible Preferred Stock
11. Stockholders’ Equity (Deficit) and Redeemable Convertible Preferred Stock
Preferred Stock Conversion
On August 8, 2025, in connection with the Company’s IPO, all of the then-outstanding shares of the Company’s redeemable convertible preferred stock (collectively, the “Preferred Stock”) were automatically converted into 105.8 million shares of common stock.
At December 31, 2024, the Company’s Preferred Stock consisted of the following:

		December 31, 2024
	Par Value	Authorized Shares	Shares Issued and Outstanding	Carrying Amount
Series Seed Preferred Stock	$0.0001	2,023	2,023	$2,950
Series Seed-1 Preferred Stock	$0.0001	3,273	3,273	204,454
Series A Preferred Stock	$0.0001	6,005	6,005	74,913
Series B Preferred Stock	$0.0001	5,869	5,869	72,096
Series C Preferred Stock	$0.0001	11,159	11,159	213,871
Series M Preferred Stock	$0.0001	2,812	2,812	10,990
Series J Preferred Stock	$0.0001	922	—	—
Series D-1 Preferred Stock	$0.0001	17,729	10,447	180,308
Series D-2 Preferred Stock	$0.0001	1,241	—	—

Total		51,033	41,588	$759,582

Dividends
On July 10, 2025, the Company’s Board of Directors declared a dividend (the “Preferred Stock Dividend”) payable in shares of the Company’s common stock in respect of all accrued and unpaid dividends on the Company’s outstanding shares of Series C, Series
D-1,
Series
D-2,
and Series
D-3
Preferred Stock held as of July 11, 2025. The Company paid the Preferred Stock Dividend on July 16, 2025, upon receipt of consents that were required from certain third parties, and issued approximately 3.3 million shares of common stock to the then-existing holders of its Series C, Series
D-1,
Series
D-2,
and Series
D-3
Preferred Stock.
On August 8, 2025, the Company’s Board of Directors declared a dividend (the “IPO Closing Preferred Stock Dividend”) payable in cash in respect of all unpaid dividends on the Company’s outstanding shares of Series C, Series
D-1,
Series
D-2,
and Series
D-3
Preferred Stock that had accrued following July 11, 2025 through the conversion of such Preferred Stock into shares of common stock on August 8, 2025 in connection with the completion of the IPO. On August 28, 2025, the Company paid the IPO Closing Preferred Stock Dividend in an aggregate amount of $5.0 million in cash.
Warrants to Purchase Common Stock
On October 31, 2024, the Company entered into the Series D Purchase Agreement with certain investor parties and on the same date sold 10.4 million shares of its Series
D-1
Preferred Stock at a purchase price of $16.9213 per share for aggregate gross proceeds of $175.5 million (the “Series D Initial Closing”), including $25.8 million principal and accrued interest from the conversion of the subordinated convertible promissory notes. On November 15, 2024, the Company completed a subsequent closing (the “Series D Second Closing”) and sold an additional 0.1 million shares of Series
D-1
Preferred Stock at $16.9213 per share for aggregate gross proceeds of $1.3 million.

In connection with the issuance of the Series
D-1
Preferred Stock at the Series D Initial Closing, the Company issued investors the Common Warrants to purchase an aggregate of 1.0 million shares of common stock with a ten-year
term and exercise price of $0.91 per share (subject to certain adjustments). The Common Warrants were classified as derivative liabilities as they contained a change of control provision that could result in the holders receiving a settlement amount exceeding the fair value of the Common Warrants at the time of settlement and such provision could have also resulted in the Common Warrants being redeemed outside of the Company’s control. The Common Warrants were measured at fair value both initially and subsequently with changes in fair value recognized through earnings. The fair value of the Common Warrants was $1.3 million upon issuance, which created a discount on the Series
D-1
Preferred Stock that discount was accreted to the redemption value of the Series
D-1
Preferred Stock as part of the subsequent remeasurement of the Series
D-1
Preferred Stock. In connection with the IPO on August 8, 2025, all Common Warrants were exercised into the Company’s common stock.
Tranche Obligations
At the time of the Series D Initial Closing, the Company granted the RPM Investor (an investor in the Series
D-1
Preferred Stock) the option but not obligation to purchase up to 1.8 million shares of Series
D-1
Preferred Stock at a purchase price of $16.9213 per share (the “RPM Call Option”) at the final closing of the Series D Preferred Stock. On November 15, 2024, in connection with the Series D Second Closing, the number of the shares underlying the RPM Call Option was amended to 1.9 million shares.
In addition, at the time of the Series D Initial Closing, the Company and the Majority Sponsor, an affiliate of AE Industrial, agreed that, if the total amount of the Series D Preferred Stock purchased was less than $250.0 million within six months of the Series D Initial Closing, the Majority Sponsor would purchase additional Series D Preferred Stock to make their total investment equal to $125.0 million (the “Majority Sponsor
Top-Up,”
and together with the RPM Call Option, the “Tranche Obligations”).
The Tranche Obligations are classified as liabilities. The RPM Call Option represents an unconditional obligation to issue Series
D-1
Preferred Stock, and the Majority Sponsor
Top-Up
represents a conditional obligation to issue Series D Preferred Stock. Because the Series D Preferred Stock may be redeemed upon events not within the Company’s control, the Tranche Obligations embody a conditional obligation for the Company to transfer assets to repurchase its equity under such a scenario.
The Tranche Obligations are measured at fair value both initially and subsequently with changes in fair value recognized through earnings. Upon issuance, the aggregate value of the Tranche Obligations created a discount on the Series
D-1
Preferred Stock and this discount was accreted to the redemption value of the Series
D-1
Preferred Stock as part of the subsequent remeasurement of the Series
D-1
Preferred Stock. In March 2025, the Majority Sponsor
Top-Up
expired unexercised when the total amount of Series D Preferred Stock purchased by investors exceeded $250.0 million. On March 24, 2025, the RPM Call Option was terminated via amendment of the Series D Purchase Agreement. As a result, the Majority Sponsor
Top-Up
and RPM Call Option were derecognized from the unaudited condensed consolidated balance sheet, with all related amounts recognized in other income, net.

13. Stockholders’ Deficit and Redeemable Convertible Preferred Stock
Common Stock
In October 2024, the Company amended its Amended and Restated Certificate of Incorporation to increase the number of authorized shares to approximately 154.4 million shares of $0.0001 par value Common Stock.
The holders of Common Stock are entitled to dividends when and if declared by the Board. There have been no dividends declared to date. The holder of each Common Stock is entitled to one vote.

Redeemable Convertible Preferred Stock
On February 2, 2023, the Company entered into the Series C Purchase Agreement and on the same date, issued approximately 1.9 million shares of Series C Preferred Stock at $
16.0640 per share (the “Series C Per Share Price”) for aggregate gross proceeds of approximately $30.2 million (the “Series C Initial Closing”). On March 27, 2023, the Company completed a subsequent closing (the “Series C Second Closing”) and sold an additional approximate 4.1 million shares of Series C Preferred Stock at the Series C Per Share Price for aggregate gross proceeds of approximately $66.1 million, including cash proceeds of approximately $65.3 million and a prepaid purchase credit of approximately $0.8 million to offset future payments for the Company’s purchase of hardware from one of the Company’s suppliers. On June 13, 2023, the Company completed another subsequent closing (the “Series C Third Closing”) and sold an additional approximate 3.8 million shares of Series C Preferred Stock at the Series C Per Share Price for aggregate gross proceeds of approximately $61.9 million.
On June 8, 2023, in connection with the Company’s acquisition of Spaceflight, the Company issued approximately 2.7 million shares of Series M Preferred Stock. Refer to Note 6. Acquisitions for further detail.
On June 14, 2023, the Company authorized the issuance of 0.6 million shares of the Series J Preferred Stock in connection with the execution of the Financing Agreement and issuance of the Series J Warrants. Refer to Note 11. Notes Payable and Warrants for further detail. There was no Series J Preferred Stock issued and outstanding as of the years ended December 31, 2024 and December 31, 2023.
On January 12, 2024, the Company completed a subsequent closing (the “Series C Fourth Closing”) and sold an additional approximate 1.3 million shares of Series C Preferred Stock at Series C Per Share Price for aggregate gross proceeds of $21.0 million, including cash proceeds of $20.0 million and a prepaid purchase credit of $1.0 million to offset future payments for the Company’s purchase of hardware from one of the Company’s suppliers.
On February 15, 2024, the Company issued 0.1 million shares of Series M Preferred Stock at $16.0640 per share to one of the Company’s service providers as settlement for approximately $1.1 million of existing payables owed by the Company to the service provider. On March 11, 2024, the Company issued 6.0 thousand shares of Series M Preferred Stock at $16.0640 per share to another one of the Company’s service providers as settlement for approximately $0.1 million of existing payables owed by the Company to the service provider.
On October 31, 2024, the Company entered into the Series D Purchase Agreement and on the same date issued approximately 10.4 million shares of Series
D-1
Preferred Stock at a purchase price of $16.9213 per share (the “Series D Per Share Price”) for aggregate gross proceeds of approximately $175.5 million (the “Series D Initial Closing”), including $25.8 million principal and accrued interests from the conversion of the Convertible Notes (refer to Note 11. Notes Payable and Warrants for further detail). On November 15, 2024, the Company completed a subsequent closing (the “Series D Second Closing”) and sold an additional approximate 0.1 million shares of
Series D-1
Preferred Stock at the Series D Per Share Price for aggregate gross proceeds of $1.3 million.

As of December 31, 2024 and 2023, the Company’s redeemable convertible preferred stock (collectively, the “Preferred Stock”) consisted of the following:

	Par Value	2024
		Authorized Shares	Shares Issued and Outstanding	Carrying Amount
Series Seed Preferred Stock	$0.0001	2,023	2,023	$2,950
Series Seed-1 Preferred Stock	$0.0001	3,273	3,273	204,454
Series A Preferred Stock	$0.0001	6,005	6,005	74,913
Series B Preferred Stock	$0.0001	5,869	5,869	72,096
Series C Preferred Stock	$0.0001	11,159	11,159	213,875
Series M Preferred Stock	$0.0001	2,812	2,812	10,990
Series J Preferred Stock	$0.0001	922	—	—
Series D-1 Preferred Stock	$0.0001	17,729	10,447	180,308
Series D-2 Preferred Stock	$0.0001	1,241	—	—

Total authorized		51,033	41,588	$759,582

	Par Value	2023
		Authorized Shares	Shares Issued and Outstanding	Carrying Amount
Series Seed Preferred Stock	$0.0001	2,023	2,023	$2,950
Series Seed-1 Preferred Stock	$0.0001	3,273	3,273	204,454
Series A Preferred Stock	$0.0001	6,005	6,005	74,913
Series B Preferred Stock	$0.0001	5,869	5,869	72,096
Series C Preferred Stock	$0.0001	18,675	9,852	171,647
Series M Preferred Stock	$0.0001	3,424	2,738	9,804
Series J Preferred Stock	$0.0001	645	—	—

Total authorized		39,914	29,760	$535,864

Significant rights, preference, and privileges of the Preferred Stock prior to its conversion into Common Stock are as follows:
Liquidation Preference
Upon a liquidation, dissolution or winding up of the Company or any deemed liquidation event, out of the funds and assets of the Company available for distribution to its stockholders and in the order of the Series D Preferred Stock, Series C Preferred Stock, Series J Preferred Stock, Series B Preferred Stock, Series A Preferred Stock, Series
Seed-1
Preferred Stock, Series Seed Preferred Stock and Series M Preferred Stock, each holder of the Series D Preferred Stock, Series C Preferred Stock and Series B Preferred Stock will be entitled to receive an amount in cash equal to two times the original issue price for such shares plus accrued but unpaid dividends; each holder of the Series A Preferred Stock will be entitled to receive an amount in cash equal to one and a half times the original issue price for such shares plus any declared but unpaid dividends; each holder of the Series Seed Preferred Stock and Series
Seed-1
Preferred Stock will be entitled to receive an amount in cash equal to the deemed issue price for such shares plus accrued but unpaid dividends; and each holder of the Series J Preferred Stock and Series M Preferred Stock will be entitled to receive an amount in cash equal to the original issue price for such shares plus accrued but unpaid dividends. The deemed issue price of the Series Seed Preferred Stock and Series
Seed-1
Preferred Stock is $1.4590 per share and $62.4715 per share, respectively. The original issue price of the Series Seed Preferred Stock, Series
Seed-1
Preferred Stock, Series A Preferred Stock, Series B Preferred Stock, Series C

Preferred Stock, Series D Preferred Stock, Series M Preferred Stock, and Series J Preferred Stock is $0.1281 per share, $6.2471 per share, $12.4888 per share, $12.7791 per share, $16.0640 per share, $16.9213 per share, $16.0640 per share, and $16.0640 per share, respectively. As of December 31, 2024, the liquidation preference of the Series Seed Preferred Stock, Series
Seed-1
Preferred Stock, Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, Series M Preferred Stock, and Series J Preferred Stock is $3.0 million, $204.5 million, $112.5 million, $150.0 million, $358.4 million, $353.6 million, $45.2 million, $0.0 million, respectively.
Dividends
Out of assets of the Company legally available for dividends and in the same order as the order of the liquidation preference of each series of the Preferred Stock, except that the Series
Seed-1
Preferred Stock and Series Seed Preferred Stock shall have the same priority in any dividend distribution, each holder of the Series D Preferred Stock and Series C Preferred Stock is entitled to receive dividends accruing on a daily basis, whether or not declared by the Company, at the annual non-compounding
rate of
12
% of the original issue price per share; each holder of the Series
Seed-1
Preferred Stock and Series Seed Preferred Stock is entitled to receive non-cumulative
and
non-accruing
dividends at the annual
8
% of the applicable deemed issue price per share; and each holder of the remaining series of the Preferred Stock is entitled to receive non-cumulative
and
non-accruing
dividends at the annual 8% of the applicable original issue price per share. The dividends for Preferred Stock are payable when and if declared by the Company. After payment of the above dividends, any additional dividends would be distributed among all holders of the Preferred Stock and Common Stock according to the number of Common Stock that would be held by each holder of the Preferred Stock if all their shares were converted into Common Stock at the then applicable conversion rate. No dividends have been declared or paid by the Company on the Preferred Stock as of December 31, 2024.
Voting Rights
Each holder of the Preferred Stock, except for the holder of the Series
D-1
Preferred Stock, is entitled to the number of votes equal to the number of whole shares of Common Stock into which the shares of the Preferred Stock held by such holder could be converted as of the record date on any matter presented to the Company’s stockholders for their action or consideration at any meeting. Additionally, if the Glow Investors, an affiliate of AE Industrial and its permitted transferees, hold less than 50.1% of the votes represented by all outstanding shares of the Company’s equity as a result of certain stock options, the number of votes then held by the Glow Investors shall be automatically adjusted such that the Glow Investors hold in the aggregate 50.1% of the votes represented by all outstanding shares of the Company’s equity.
Conversion Rights
Optional Conversion
Each share of the Preferred Stock shall be convertible, at the option of the holder thereof, at any time after the date of issuance and from time to time, into such number of fully paid and nonassessable shares of Common Stock determined by, for the Preferred Stock other than the Series Seed Preferred Stock and Series
Seed-1
Preferred Stock, dividing the original issue price for the relevant series of the Preferred Stock by the conversion price in effect for such series of the Preferred Stock, and for the Series Seed Preferred Stock and Series
Seed-1
Preferred Stock, dividing the deemed issue price by the conversion price in effect. The conversion price of each series of the Preferred Stock is initially equal to the original issue price of such series of the Preferred Stock (subject to adjustments). Each share of the Series
D-2
Preferred Stock shall be convertible, at the option of the holder thereof, at any time after the date of issuance and from time to time, into one share of the Series
D-1
Preferred Stock. As of December 31, 2024, none of the Preferred Stock have been converted into Common Stock.

Mandatory Conversion
Upon either (a) the closing of the sale of shares of Common Stock to the public in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $500.0 million of gross proceeds to the Company and such offering results in an offering price per share equal to at least two times the original issue price of the Series D preferred stock (a “Qualified IPO”), (b) an acquisition, merger or other business combination between the Company and (1) a special purpose acquisition company, (2) a blank check company, (3) any similar development stage company that has no specific business plan or purpose or has indicated that its business plan is to engage in a merger or acquisition with an unidentified company, or (4) any subsidiary or affiliate of any of the entities identified in clauses (1)-(3), resulting in at least $500.0 million of gross proceeds to the Company and such transaction implies a valuation per share of at least two times the original issue price for shares of the Series D Preferred Stock (a “SPAC transaction”), or (c) the date and time, or the occurrence of an event, specified by vote or written consent of the (i) holders of at least a majority of the outstanding shares of the Preferred Stock at the time of such vote or consent, voting as a single class on an as-converted
basis, (ii) the holders of at least a majority of the outstanding shares of the Series C preferred stock at the time of such vote or consent, and (iii) the holders of at least a majority of the outstanding shares of the Series D preferred stock at the time of such vote or consent including the affirmative vote of the RPM Investor so long as the RPM Investor continues to own beneficially and of record an aggregate of at least 75% of the shares of the Series D Preferred Stock (the “Requisite Series D Preferred Approval”), then all outstanding shares of the Preferred Stock will automatically convert into fully-paid, non-assessable
shares of Common Stock at the then-effective conversion rate for such share. The conversion prices and rates for each series of the Preferred Stock are the same in the event of a mandatory conversion as they would be in the event of an optional conversion.
Redemption
Shares of the Series D Preferred Stock shall be redeemed by the Company at a price equal to one times the original issue price of such Series D Preferred Stock per share plus all the accrued but unpaid dividends thereon and any other declared but unpaid dividends thereon (the “Series D Redemption Price”), in each case, in three annual installments commencing not more than one-hundred
eighty days after receipt by the Company at any time on or after the fifth annual anniversary of the original issue date of the Series D Preferred Stock from the Requisite Series D Preferred Approval with respect to the Series D Redemption Right of written notice requesting redemption of all shares of the Series D Preferred Stock (the “Series D Redemption Right”). On each redemption date, the Company shall redeem pro rata in accordance with the number of shares of Series D Preferred Stock owned by each holder, that number of outstanding shares of Series D Preferred Stock determined by dividing (i) the total number of shares of Series D Preferred Stock outstanding immediately prior to such redemption date by (ii) the number of remaining redemption dates (including the redemption date to which such calculation applies). Subject to the prior satisfaction of any Series D Redemption Right as applicable, shares of the Series C Preferred Stock shall be entitled to the same redemption right (“Series C Redemption Right”) as the Series D Preferred Stock at any time on or after the fifth annual anniversary of the original issue date of the Series D Preferred Stock.
The Preferred Stock is classified as mezzanine (or temporary) equity as the Preferred Stock is redeemable in the event of a deemed liquidation event, which is not within the Company’s control as the Company’s Board is controlled by the holders of the Preferred Stock and the Series D Preferred Stock and Series C Preferred Stock are also redeemable at the holder’s option after the fifth anniversary of the original issuance of the Series D Preferred Stock.
The Company accretes the Series D Preferred Stock and Series C Preferred Stock to their redemption value at each reporting date, which equals to their original issue price plus the accrued but unpaid dividends, as they are probable of becoming redeemable under the redemption option at the holder’s option. The Company recognizes the changes in redemption in the redemption value immediately as they occur and adjusts the carrying value to equal to the current maximum redemption value at the end of each reporting period. During the year ended December 31, 2024, the Company recorded accretion of $13.5 million and $21.2 million related to the Series D Preferred Stock and Series C Preferred Stock, respectively. During the year ended December 31, 2023, the Company recorded accretion of $20.8 million related to the Series C Preferred Stock. The accretion was recorded as adjustments to the additional paid-in
capital in the consolidated balance sheets as of each year end. The Company recognized all other series of the Preferred Stock at their issuance price, net of issuance costs, and is not currently remeasuring these Preferred Stock as they are neither currently redeemable nor probable of becoming redeemable.
Warrants to purchase Common Stock
In connection with the issuance of the Series
D-1
Preferred Stock, the Company issued investors detachable Common Warrants to purchase an aggregate of approximately 1.0 million shares of Common Stock with a ten-year
term and exercise price of $0.91 per share (subject to adjustment). The Common Warrants are classified as derivative liabilities as they contain a change of control provision that may result in the holders receiving a settlement amount exceeding the fair value of the Common Warrants at the time of settlement and such provision may also result in the Common Warrants being redeemed outside of the Company’s control. The Common Warrants are measured at fair value both initially and subsequently with changes in fair value recognized through earnings. The fair value of the Common Warrants was approximately $1.3 million upon issuances, which created a discount on the Series
D-1
Preferred Stock and this discount was accreted to the redemption value of the
Series D-1
Preferred Stock as part of the subsequent remeasurement of the Series
D-1
Preferred Stock. The fair value of the Common Warrants is approximately $1.2 million as of December 31, 2024.
Tranche Obligations
At the time of the Series D Initial Closing, the Company and the RPM Investor, one of the investors of the
Series D-1
Preferred Stock and its affiliates, agreed that, at the final closing of the Series D Preferred Stock no later than May 8, 2025, the RPM Investor shall have the option but not obligation to purchase up to approximately 1.8 million shares of Series
D-1
Preferred Stock at the Series D Per Share Price (the “RPM Call Option”). On November 15, 2024, in connection with the Series D Second Closing, the number of the shares under the RPM Call Option was amended to approximately 1.9 million shares. In addition, at the time of the Series D Initial Closing, the Company and Majority Sponsor, an affiliate of AE Industrial and its permitted transferees or affiliates, agreed that, if the total amount of the Series D Preferred Stock purchased is less than $250.0 million within six months of the Series D Initial Closing, the Majority Sponsor will purchase additional Series D Preferred Stock to make their total investment equal to $125.0 million (the “Majority Sponsor
Top-Up”).
The Tranche Obligations are classified as assets and liabilities as they embody an obligation to repurchase the Company’s equity given the underlying Series
D-1
Preferred Stock could be redeemed based on events not within the Company’s control. The Tranche Obligations are measured at fair value both initially and subsequently with changes in fair value recognized through earnings. The fair value of the RPM Call Option and the Majority Sponsor
Top-Up
was approximately $
4.2
 million and $(0.2
) million, respectively, as of December 31, 2024. Upon issuance, the aggregate value of these Tranche Obligations created a discount on the Series
D-1
Preferred Stock and this discount was accreted to the redemption value of the Series
D-1
Preferred Stock as part of the subsequent remeasurement of the Series
D-1
Preferred Stock.